UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                               --------------------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SHAPIRO CAPITAL MANAGEMENT CO., INC.
                  ------------------------------------
Address:          3060 PEACHTREE ROAD, N.W. SUITE 1555
                  ------------------------------------
                  ATLANTA, GA 30305
                  ------------------------------------

Form 13F File Number:    028-04097
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SAMUEL R. SHAPIRO
         -----------------------------------------------------------
Title:   PRESIDENT
         -----------------------------------------------------------
Phone:   404-842-9600
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/SAMUEL R. SHAPIRO           ATLANTA, GA                November 15, 1999
    ----------------------------    ------------------------   -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Included Managers:
                                                       ------------------

 Form 13F Information Table Entry Total:                    28
                                                       ------------------

 Form 13F Information Table Value Total:               $977,369,106
                                                       ------------------

 List of Other Included Managers:

     NONE






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

                                                FORM 13F
                                                                                                                     ---------------
                                                                                                                      (SEC USE ONLY)
Page 1 of 2                          Name of Reporting Manager :
                                Shapiro Capital Management Company, Inc
                                                                                                                     ---------------
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                                         Item 3:       Item 4:       Item 5:           Item 6             Item 7       Item 8
       Item 1:              Item 2       CUSIP          Fair         Shares of    Investment Discretion   Mger's       Voting
                                                                                                                       Authority
                                                                                                                       (shares)
                                                                                 -----------------------          ------------------
    Name of Issuer          Title        Number      Market Value    Principal  (a)  (b) Shd   (c) Shd    See    (a)   (b) (c) None
                            of Class                                 Amount     Sole     As      Other    Instr  Sole  Shd
                                                                                       defined             V
------------------------------------------------------------------------------------------------------------------------------------
Johns Manville Corporation     Common   478129109    $64,430,296.87  4908975    a                                            a
------------------------------------------------------------------------------------------------------------------------------------
Primedia, Inc.                 Common   74157K101    $62,467,370.00  4461955    a                                            a
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Walter Industries, Inc.        Common   93317Q105    $58,227,120.00  4313120    a                                            a
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Albemarle Corp Com             Common   012653101    $56,710,579.62  2817917    a                                            a
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Ralcorp Holdings               Common   751028101    $55,624,003.75  3144820    a                                            a
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Playtex Products, Inc.         Common   72813P100    $54,273,805.00  3679580    a                                            a
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CNA Surety Corp                Common   12612L108    $51,010,509.37  3886515    a                                            a
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Tredegar Corporation           Common   894650100    $50,534,775.00  2364200    a                                            a
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Pioneer Natural Resources Co.  Common   723787107    $47,880,553.12  4506405    a                                            a
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Valmont Industries             Common   920253101    $47,468,379.37  2812941    a                                            a
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Caraustar Industries, Inc.     Common   140909102    $46,960,162.50  1841575    a                                            a
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Westinghouse Air Brake         Common   960386100    $44,727,882.19  2459265    a                                            a
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Scotts Company Cl A            Common   810186106    $44,191,091.12  1276277    a                                            a
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Wisconsin Central Transportati Common   976592105    $43,381,025.62  3169390    a                                            a
------------------------------------------------------------------------------------------------------------------------------------
Albany International           Common   012348108    $41,241,770.58  2726729    a                                            a
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Kirby Corp                     Common   497266106    $40,452,521.87  2061275    a                                            a
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               COLUMN TOTALS                          $809,581,846

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Page 2 of 2
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                                         Item 3:       Item 4:       Item 5:           Item 6             Item 7       Item 8
       Item 1:              Item 2       CUSIP          Fair         Shares of    Investment Discretion   Mger's       Voting
                                                                                                                       Authority
                                                                                                                       (shares)
                                                                                 -----------------------          ------------------
    Name of Issuer          Title        Number      Market Value    Principal  (a)  (b) Shd   (c) Shd    See    (a)   (b) (c) None
                            of Class                                 Amount     Sole     As      Other    Instr  Sole  Shd
                                                                                       defined             V
------------------------------------------------------------------------------------------------------------------------------------
Hussmann International Inc.    Common   448110106    $38,974,625.00  2,292,625  a                                            a
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McWhorter Technologies Inc     Common   582803102    $29,502,065.00  2,000,140  a                                            a
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Gray Commun. System Inc. Cl B  Common   389190208    $24,580,013.75  1,709,914  a                                            a
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Layne Christensen, Inc.        Common   521050104    $24,314,618.75  2,261,825  a                                            a
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PepsiAmericas Inc.             Common   71343p101    $24,140,472.00  4,023,412  a                                            a
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Bull Run                       Common   120182100    $17,066,306.25  4,334,300  a                                            a
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Rawlings Sporting Goods        Common   754459105     $6,611,875.00    710,000  a                                            a
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American Annuity               Common   023833205       $799,509.37     32,550  a                                            a
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Post Properties, Inc.          Common   737464107       $770,525.00     19,600  a                                            a
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Gillette Corp                  Common   375766102       $543,000.00     16,000  a                                            a
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Host Marriott Corp Reit        Common   44107p104       $242,250.00     25,500  a                                            a
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International Business Machine Common   459200101       $242,000.00      2,000  a                                            a
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                    Total                              $977,369,106
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